Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposit Liabilities
The composition of the Bank's deposits at December 31, 2012 and 2011 is as follows:

	December 31,
(in thousands)	2012	2011
Noninterest-bearing demand	$455,000	$397,251
Interest checking and money market	1,133,765	1,038,760
Savings	444,976	406,896
Time certificates of $100,000 or more	103,980	105,751
Other time certificates	93,570	122,916
Total	$2,231,291	$2,071,574

Scheduled Maturities of Time Deposits	At December 31, 2012, the scheduled maturities of time deposits are as follows:

(in thousands)
2013	$146,014
2014	31,681
2015	12,302
2016	3,735
2017	3,818
Thereafter	—
Total	$197,550